Annual Total Returns- Transamerica Intermediate Muni (Retail Class) [BarChart] - Retail Class - Transamerica Intermediate Muni - A	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.10%	11.30%	4.72%	(0.36%)	5.62%	0.96%	7.30%	4.43%